Preferred Stock (Aggregate Liquidation Preference of Preferred Stock Issued and Outstanding) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Class of Stock [Line Items]
Net change	¥ (390,001)
Aggregate amount at end of fiscal year		¥ 390,001	¥ 390,001
Class 5 Preferred Stock [Member]
Class of Stock [Line Items]
Net change	¥ (390,000)
Aggregate amount at end of fiscal year		¥ 390,000	390,000
Class 11 Preferred Stock [Member]
Class of Stock [Line Items]
Net change	¥ (1)
Aggregate amount at end of fiscal year		¥ 1	¥ 1